Supplementary Oil And Gas Information (Costs Incurred) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Costs Incurred (Line Items)
Unproved oil and gas properties	$ 17	$ 5,467	$ 137
Proved	19	5,014	47
Total acquisitions	36	10,481	184
Exploration costs	6	48	434
Development costs	2,221	2,463	2,214
Total costs incurred	2,263	12,992	2,832
Athlon Energy Inc [Member]
Costs Incurred (Line Items)
Unproved oil and gas properties		5,338
Proved		2,127
Canada [Member]
Costs Incurred (Line Items)
Unproved oil and gas properties	2	15	26
Proved	7	6	2
Total acquisitions	9	21	28
Exploration costs	3	10	22
Development costs	377	1,216	1,343
Total costs incurred	389	1,247	1,393
United States [Member]
Costs Incurred (Line Items)
Unproved oil and gas properties	15	5,452	111
Proved	12	5,008	45
Total acquisitions	27	10,460	156
Exploration costs	3	38	412
Development costs	1,844	1,247	871
Total costs incurred	$ 1,874	$ 11,745	$ 1,439